Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment	$ 864,919	$ 737,134	$ 373,244
Less: accumulated depreciation	(438,068)	(393,107)	(347,091)
Property and equipment, net	426,851	344,027	26,153
Laboratory Equipment [Member]
Total property and equipment	315,346	214,838	94,905
Furniture and Fixtures [Member]
Total property and equipment	93,417	93,417	93,417
Computer Software and Equipment [Member]
Total property and equipment	53,585	50,403	26,830
Leasehold Improvements [Member]
Total property and equipment	158,092	158,092	$ 158,092
Construction Work in Progress - Software [Member]
Total property and equipment	$ 244,479	$ 220,384